INVESTMENT IN SUBSIDIARY UNDERTAKINGS OF THE BANK	12 Months Ended
Dec. 31, 2021
Disclosure of interests in subsidiaries [Abstract]
INVESTMENT IN SUBSIDIARY UNDERTAKINGS OF THE BANK
NOTE 20: INVESTMENT IN SUBSIDIARY UNDERTAKINGS OF THE BANK

	2021	2020
	£m	£m
At 1 January	33,353	34,084
Additions and capital injections	11	1,055
Capital contributions	36	33
Capital repayments	(2,576)	(1,801)
Disposals	(236)	(18)
At 31 December	30,588	33,353
Certain subsidiary companies currently have insufficient distributable reserves to make dividend payments, however, there were no further significant restrictions on any of the Bank’s subsidiaries in paying dividends or repaying loans and advances. All regulated banking subsidiaries are required to maintain capital at levels agreed with the regulators; this may impact those subsidiaries’ ability to make distributions.